12. COMMON STOCK PURCHASE AGREEMENT	12 Months Ended
Dec. 31, 2014
Common Stock Purchase Agreement
COMMON STOCK PURCHASE AGREEMENT

On March 31, 2014, the Company entered into a common stock purchase agreement (referred to herein as the “Purchase Agreement”), with Aspire Capital Fund, LLC, an Illinois limited liability company (referred to herein as “Aspire Capital”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $15.0 million of Common Stock over the approximately 24-month term of the Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, we issued to Aspire Capital 1,000,000 shares of Common Stock as a commitment fee (referred to in herein as the “Commitment Shares”). Upon execution of the Purchase Agreement, we sold to Aspire Capital 1,000,000 shares of Common Stock (referred to herein as the “Initial Purchase Shares”). Concurrently with entering into the Purchase Agreement, we also entered into a registration rights agreement with Aspire Capital (referred to herein as the “Registration Rights Agreement”), in which we agreed to file one or more registration statements as permissible and necessary to register under the Securities Act of 1933, as amended, or the Securities Act, the sale of the shares of Common Stock that have been and may be issued to Aspire Capital under the Purchase Agreement.

Pursuant to the Purchase Agreement and the Registration Rights Agreement, the Company was obligated to register 15,000,000 shares of Common Stock under the Securities Act, which includes the Commitment Shares and Initial Purchase Shares that have already been issued to Aspire Capital and an additional 13,000,000 shares of Common Stock which the Company may issue to Aspire Capital after the registration statement is declared effective under the Securities Act. Said Registration Statement was declared effective by the SEC on April 28, 2014.

Since April 28, 2014, the effective date of the Registration Statement, on any trading day on which the closing sale price of our Common Stock exceeds $0.16, we have the right, in our sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 200,000 shares of Common Stock per trading day, provided that the aggregate price of such purchase shall not exceed $250,000 per trading day, up to $15.0 million of Common Stock in the aggregate at a per share price (the “Purchase Price”) calculated by reference to the prevailing market price of the Common Stock (as more specifically described below).

In addition, on any date on which we submit a Purchase Notice for 200,000 shares to Aspire Capital and the closing sale price of the Common Stock is equal to or greater than $0.50 per share, we also have the right, in our sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on the OTCQB on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares we may determine (the “VWAP Purchase Share Volume Maximum”) and a minimum trading price (the “VWAP Minimum Price Threshold”) (as more specifically described below). The purchase price per Purchase Share pursuant to such VWAP Purchase Notice (the “VWAP Purchase Price”) is calculated by reference to the prevailing market price of Common Stock (as more specifically described below).

The Purchase Agreement provides that the Company and Aspire Capital shall not affect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Common Stock is less than $0.16 per share (the “Floor Price”). This Floor Price and the respective prices and share numbers in the preceding paragraphs shall be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction. There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of any sales of Common Stock to Aspire Capital. Aspire Capital has no right to require any sales by us, but is obligated to make purchases from us as the Company directs in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. The Purchase Agreement may be terminated by the Company at any time, at its discretion, without any penalty or cost to the Company.